Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Revenue
Total revenue	$ 2,065,292	$ 3,008,361
Operating Expenses and Costs
Practice salaries and benefits	1,016,543	1,995,127
Other practice operating expenses	973,048	1,556,759
Cost of product revenue	51,568	96,237
Selling, general and administrative expenses	2,035,516	3,038,936
Depreciation and amortization	101,871	282,950
Impairment loss		716,000
Total Operating Expenses and Costs	4,178,546	7,686,009
Loss from operations	(2,113,254)	(4,677,648)
Other Income (Expenses)
Gain (loss) on extinguishment of debt	317,982	(178,986)
Gain (loss) on change in fair value of debt	(618,208)	84,109
Gain on sale of assets	168,722
Gain on change in fair value of derivative financial instruments	8,644
Amortization of original issue discounts on notes payable	(828,006)	(1,316,165)
Gain from realization of contingent sale consideration receivable		125,355
Interest expense and other	(216,134)	(168,144)
Total other income (expenses)	(1,167,000)	(1,453,831)
Loss before provision for income taxes	(3,280,254)	(6,131,479)
Provision for income taxes
Net loss	$ (3,280,254)	$ (6,131,479)
Net loss per share, basic and diluted:
Basic (in Dollars per share)	$ (1.16)	$ (2.18)
Fully diluted (in Dollars per share)	$ (1.16)	$ (2.18)
Weighted average number of common shares:
Basic (in Shares)	2,835,764	2,815,441
Fully diluted (in Shares)	2,835,764	2,815,441
Patient service revenue, net
Revenue
Total revenue	$ 2,002,548	$ 2,872,177
Subscription revenue
Revenue
Total revenue	22,623	32,425
Product revenue
Revenue
Total revenue	$ 40,121	$ 103,759